Loans receivable - Additional Information (Details) - USD ($) $ in Thousands										6 Months Ended		12 Months Ended
	May 23, 2024	Mar. 26, 2024	Feb. 16, 2024	Oct. 26, 2023	Sep. 01, 2023	Feb. 01, 2023	May 31, 2022	Apr. 01, 2022	Mar. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	May 14, 2024	Feb. 15, 2024	Jun. 20, 2023	Jul. 06, 2022	Feb. 04, 2022	Jan. 27, 2022
Loans receivable
New loans agreement										$ 2,569	$ 447	$ 1,933
Change in fair value of loan receivable										$ 455		8,624
MX Capital Ltd
Loans receivable
Principal amount of loan																		$ 43,000
Loan granted																	$ 8,000	$ 1,888
Additional amount of loan granted																	$ 1,888
Additional notes that the Company shall acquire																$ 13,000
Payment of loans granted					$ 6,000	$ 16,000
Interest rate on loan										7.00%
Expected credit losses for loans receivable										$ 0	0
Percentage of cases in which borrower will be in default										100.00%
Fair value of shares pledged										$ 0
Castcrown Ltd
Loans receivable
Additional notes that the Company shall acquire										$ 8,500
Payment of loans granted							$ 6,000	$ 1,500
Interest rate on loan	15.00%	15.00%							7.00%	7.00%
Maximum principal amount of notes receivable									$ 16,000
Additional tranche on loans and advance										$ 600
Amount acquired on convertible loan agreement													$ 400	$ 900
Interest rate on acquired loan													7.00%	7.00%
Fair value of conversion feature of the notes receivable										0		0
New loans agreement	$ 100	$ 600
Fair value of the remaining notes receivable										0
Expected credit losses for loans receivable										455	0
Change in fair value of loan receivable										$ 1,265	198
Percentage of cases in which borrower will be in default										100.00%
LEVELAPP Ltd
Loans receivable
Principal amount of loan															$ 260
Secured Convertible Notes Purchased First Tranche				$ 678
Secured Convertible Notes Purchased Additional Amount			$ 312
Payment of loan granted amount												$ 260
Expected credit losses for loans receivable										$ 312	$ 0
Percentage of cases in which borrower will be in default										100.00%
Fair value of shares pledged										$ 0